CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Securities loaned	$ 91.2
Collateral for securities loaned	93.0	$ 0.0
Real estate properties at cost	12,818.1	12,289.0
Real estate joint ventures and limited partnerships at cost	4,530.4	3,171.4
Real estate related marketable securities at cost	883.9	859.5
Other marketable securities at cost	4,054.0	4,207.7
Loan Receivable at cost	294.8	100.0
Cost of total investments	22,581.2	20,627.6
Principal outstanding on mortgage loans payable	$ 2,316.5	$ 1,763.7